Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - Archer Aviation Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Fair value of cash equivalents	$ 5,937	$ 36,564
Level 1 | Money market funds
Cash and Cash Equivalents [Line Items]
Fair value of cash equivalents	$ 344	$ 34,377	$ 0